4. Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 4. Inventory

During the year ended December 31, 2015, the Company began the production of equipment to be sold to its customers. As of September 30, 2016 and December 31, 2015, costs totaling $196,198 and $2,430,846, respectively, were incurred for component purchases and progress billings from subcontractors on these projects. These costs will be recorded as cost of sales as the systems are commissioned for use by the Company’s customers. The Company also held product supply inventory valued at $569,728 and $285,067 as of September 30, 2016 and December 31, 2015, respectively.

During the year ended December 31, 2014, the Company began the production of equipment to be sold to its customers. As of December 31, 2015 and 2014, respectively, costs totaling $2,219,476 and $5,714,905, respectively, were incurred for component purchases and progress billings from subcontractors on projects that have not yet been commissioned for use by our customers. These costs will be recorded as cost of sales at that time. The Company also held product supply inventory valued at $285,067 and $70,000 and other inventory valued at $211,370 and zero as of December 31, 2015 and December 31, 2014, respectively.